BASIS OF PRESENTATION (Details)	9 Months Ended	12 Months Ended	0 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Oct. 08, 2014
Merger
Percentage of ownership interest			34.00%
Revenue Recognition
Minimum period of prior notice to cancel supplemental agreement	30 days	30 days
Subsequent Event [Member] | Dawson Geophysical Company [Member]
Merger
Share consideration (in shares)			1.760
Reverse stock split ratio			0.33
Percentage of ownership interest			66.00%
Percentage of outstanding shares subject to approvaL by shareholders			66.67%